Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency Group Total Report	6

Foreclosure Group Total Report	7

REO Group Total Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
Bank of New York - Structured Finance
101 Barclay Street, Floor 4W
New York, New York 10286
Tel: (212) 815-8184 / Fax: (212) 815-3910
Email: nayades.x.ortega@bankofny.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	152,679,000.00	94,049,143.87	9,239,473.35	409,113.78	9,648,587.13	0.00	0.00	84,809,670.52
A2	52,396,000.00	52,396,000.00	0.00	231,721.31	231,721.31	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	197,338.56	197,338.56	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	108,253.07	108,253.07	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	84,511.90	84,511.90	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	23,591.04	23,591.04	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	23,948.19	23,948.19	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	21,980.55	21,980.55	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	17,549.38	17,549.38	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	18,647.85	18,647.85	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	25,520.36	25,520.36	0.00	0.00	4,185,000.00
B3	7,402,000.00	4,782,415.00	488,471.67	29,163.43	517,635.10	0.00	0.00	4,293,943.33
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	260,638,558.87	9,727,945.02	1,191,339.42	10,919,284.44	0.00	0.00	250,910,613.85
X	321,895,820.95	264,867,622.97	0.00	107,388.12	107,388.12	0.00	0.00	255,628,149.62

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PKF6	615.99266350	60.51567897	2.67956811	63.19524709	555.47698452	5.400000%
A2	73316PKG4	1,000.00000000	0.00000000	4.42250000	4.42250000	1,000.00000000	5.490000%
A3	73316PKH2	1,000.00000000	0.00000000	4.51111121	4.51111121	1,000.00000000	5.600000%
M1	73316PKJ8	1,000.00000000	0.00000000	4.57555560	4.57555560	1,000.00000000	5.680000%
M2	73316PKK5	1,000.00000000	0.00000000	4.68833352	4.68833352	1,000.00000000	5.820000%
M3	73316PKL3	1,000.00000000	0.00000000	4.72861094	4.72861094	1,000.00000000	5.870000%
M4	73316PKM1	1,000.00000000	0.00000000	5.13138847	5.13138847	1,000.00000000	6.370000%
M5	73316PKN9	1,000.00000000	0.00000000	5.25222222	5.25222222	1,000.00000000	6.520000%
M6	73316PKP4	1,000.00000000	0.00000000	6.05777701	6.05777701	1,000.00000000	7.520000%
B1	73316PKQ2	1,000.00000000	0.00000000	6.09805428	6.09805428	1,000.00000000	7.570000%
B2	73316PKR0	1,000.00000000	0.00000000	6.09805496	6.09805496	1,000.00000000	7.570000%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
B3	73316PKS8	646.09767630	65.99184950	3.93993921	69.93178871	580.10582680	7.570000%
TOTALS		809.71815933	30.22152121	3.70109920	33.92262042	779.49663812
X	N/A	822.83647606	0.00000000	0.33361141	0.33361141	794.13317286	0.486529%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

Sec. 4.03(a)(i)	Dates

	Record Date	12/21/06
	Determination Date	12/24/06
	Distribution Date	12/26/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	148,372.86
	Curtailments	8,593.74
	Prepayments	9,082,506.75
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	409,113.78
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	231,721.31
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	197,338.56
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	108,253.07
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	84,511.90
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	23,591.04
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	23,948.19
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

	Interest Distribution - M-5	21,980.55
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	17,549.38
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	18,647.85
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	25,520.36
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	29,163.43
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	264,867,622.97
	Ending Pool Balance	255,628,149.62
	Beginning Loan Count	1,466.00
	Ending Loan Count	1,430.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	110,361.51

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	0.00
	Recouped Advances Included in Current Distribution	0.00
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	0.00

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,414.46

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals
Period	Number	Principal Balance	Percentage
0-30 days	200	37,592,345.52	14.71%
31-60 days	47	7,644,840.02	2.99%
61-90 days	18	3,511,218.63	1.37%
91+days	11	1,876,044.40	0.73%
Total	276	50,624,448.57	19.80%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

Sec. 4.03(a)(xii) B	Loans in Foreclosure

Foreclosure Group Total Report
Number of Loans	Principal Balance	Percentage
49	9,026,797.84	3.53%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report
Number of Loans	Principal Balance	Percentage
3	602,803.28	0.24%

	Market Value of REO Loans	688,000.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,082,457.26

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	6,802,313.73

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	107,386.06
	Funds Deposited to Cap Reserve Fund	107,386.06
	Funds Withdrawn From Cap Reserve Fund For Distribution	107,386.06
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.13%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	361.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
December 26, 2006
*****RESTATEMENT*****

	Overcollateralization Amount	4,717,535.77
	Overcollateralization Target Amount	4,229,064.10
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	5.87%
	Six month rolling average of 60+ Day Delinquent Loans	0.04%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund

	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	29.21%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.